CONSOLIDATED BALANCE SHEETS	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)
Current assets
Cash	¥ 45,340,578	$ 6,849,237	¥ 3,809,279
Notes receivable	3,995,962	603,638	6,112,960
Trade accounts receivable, net	24,254,007	3,663,858	39,425,911
Inventories, net	6,758,841	1,021,004	2,627,974
Other receivables, net	7,320,953	1,105,918	4,106,510
Purchase advances, net	12,654,546	1,911,621	11,476,000
Prepaid expenses	509,682	76,994	828,441
Total current assets	100,834,569	15,232,270	68,387,075
Property and equipment, net	3,171,109	479,034	2,767,970
Construction in progress	11,779,784	1,779,477	0
Land use right, net	1,335,126	201,687	0
Long-term trade accounts receivable, net	4,212,829	636,398	0
Prepayments for construction in progress	474,100	71,618	0
Total Assets	121,807,517	18,400,484	71,155,045
Current liabilities
Trade accounts payable	8,754,347	1,322,449	8,352,870
Other payables	3,170,670	478,969	3,351,900
Deferred revenue	85,140	12,861	1,259,725
Accrued payroll and employees' welfare	600,434	90,703	2,014,514
Taxes payable	431,913	65,246	684,721
Short-term borrowings	0	0	300,000
Total Current Liabilities	25,991,921	3,926,393	29,445,757
Total Liabilities	34,935,755	5,277,466	29,445,757
Commitments and Contingencies
Equity
Ordinary shares, ($ 0.0185 U.S. dollar par value, 100,000,000 shares authorized; 18,380,349 shares and 9,902,914 shares issued and outstanding as of June 30, 2018 and June 30, 2017, respectively)	2,279,510	344,347	1,261,288
Additional paid-in capital	207,490,280	31,343,890	123,436,043
Statutory reserve	4,148,929	626,745	4,148,929
Accumulated deficit	(139,424,980)	(21,061,812)	(95,352,659)
Accumulated other comprehensive gain (loss)	1,516,093	229,024	(249,156)
Total stockholders' equity	76,009,832	11,482,194	33,244,445
Non-controlling interests	10,861,930	1,640,824	8,464,843
Total equity	86,871,762	13,123,018	41,709,288
Total Liabilities and Equity	121,807,517	18,400,484	71,155,045
Related Party [Member]
Current liabilities
Other payables	3,211,457	485,129	3,314,019
Short-term borrowings	9,018,065	1,362,287	10,168,008
Long-term borrowings - related party - current portion	719,895	108,749	0
Long-term borrowings - related party	¥ 8,943,834	$ 1,351,073	¥ 0